Recurring Fair Value Measurements (Details) - Schedule of level 3 fair value measurements for private warrants - $ / shares		9 Months Ended	12 Months Ended
	Feb. 01, 2021	Sep. 30, 2022	Dec. 31, 2021
Schedule of level 3 fair value measurements for private warrants [Abstract]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5
Share price (in Dollars per share)	$ 10	$ 9.98	$ 9.74
Volatility	19.00%	2.50%	13.75%
Expected life	5 years 11 months 26 days	3 years 2 months 8 days	5 years 3 months 29 days
Risk-free rate	0.42%	4.06%	1.26%
Dividend yield	0.00%	0.00%	0.00%